UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Prepared Portfolio 2010

Prepared Portfolio 2015

Prepared Portfolio 2020

Prepared Portfolio 2025

Prepared Portfolio 2030

Prepared Portfolio 2035

Prepared Portfolio 2040

Prepared Portfolio 2045

Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2010
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 53.6%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class(b)	6,894	$89,068
BlackRock Capital Appreciation Fund, BlackRock Class(b)	33,225	649,876
BlackRock Global Dynamic Equity Fund, Institutional Class	50,097	547,558
BlackRock Global Emerging Markets Fund, Institutional Class	5,391	96,936
BlackRock International Opportunities Portfolio, Institutional Class	4,233	129,461
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	16,347	237,361
Master Basic Value LLC	645,145	645,145
Master Large Cap Core Portfolio	594,508	594,508

		2,989,913

Fixed Income Funds — 46.3%
BlackRock High Yield Bond Portfolio, BlackRock Class	17,268	127,441
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	11,459	124,903
BlackRock Total Return Fund, BlackRock Class	209,427	2,335,111

		2,587,455

Total Affiliated Investment Companies (Cost — $5,079,879*) — 99.9%		5,577,368
Other Assets Less Liabilities — 0.1%		6,561

Net Assets — 100.0%		$5,583,929

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,344,658

Gross unrealized appreciation	$497,489
Gross unrealized depreciation	(264,779)

Net unrealized appreciation	$232,710

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at July 31, 2010	Value at July 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	9,748		2,854	6,894	$89,068	$403	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	34,702		1,477	33,225	$649,876	$(1,539)	—
BlackRock Capital Appreciation Portfolio, Institutional Class	20,697	29,045		49,742	—	—	$(3,031)	$2,011
BlackRock Global Dynamic Equity Fund, Institutional Class	46,426	30,982		27,311	50,097	$547,558	$(8,289)	$6,994
BlackRock Global Emerging Markets Fund, Institutional Class	6,757	7,451		8,817	5,391	$96,936	$39,714	$810
BlackRock High Yield Bond Portfolio, BlackRock Class	—	18,102		834	17,268	$127,441	$23	$1,186
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	16,785	6,075		11,401	11,459	$124,903	$4,740	$2,220
BlackRock International Opportunities Portfolio, Institutional Class	5,355	3,938		5,060	4,233	$129,461	$(4,140)	$2,681
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—		—	—	—	—	$14
BlackRock Small Cap Core Equity Portfolio, Institutional Class	16,808	11,817		12,278	16,347	$237,361	$(3,058)	—
BlackRock Total Return Fund, BlackRock Class	144,607	142,994		78,174	209,427	$2,335,111	$8,445	$85,617
Master Basic Value LLC	515,851	129,294	**	—	645,145	$645,145	$14,549	$10,211
Master Large Cap Core Portfolio	457,616	136,892	**	—	594,508	$594,508	$47,613	$6,844

**	Represents net shares purchased.

BLACKROCK FUNDS II	JULY 31, 2010	1

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2010

(b)	Non-income producing security.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$4,337,715	$1,239,653	—	$5,577,368

2	BLACKROCK FUNDS II	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2015
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 57.8%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class(b)	13,831	$178,690
BlackRock Capital Appreciation Fund, BlackRock Class(b)	67,371	1,317,780
BlackRock Global Dynamic Equity Fund, Institutional Class	101,777	1,112,420
BlackRock Global Emerging Markets Fund, Institutional Class	10,803	194,244
BlackRock International Opportunities Portfolio, Institutional Class	8,658	264,752
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	33,316	483,741
Master Basic Value LLC	1,342,598	1,342,598
Master Large Cap Core Portfolio	1,171,111	1,171,111

		6,065,336

Fixed Income Funds — 41.7%
BlackRock High Yield Bond Portfolio, BlackRock Class	28,879	213,126
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	19,412	211,587
BlackRock Total Return Fund, BlackRock Class	354,316	3,950,622

		4,375,335

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.23%(c)	52,412	52,412

Total Affiliated Investment Companies (Cost — $9,557,485*) — 100.0%		10,493,083
Other Assets Less Liabilities — 0.0%		171

Net Assets — 100.0%		$10,493,254

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,973,544

Gross unrealized appreciation	$935,598
Gross unrealized depreciation	(416,059)

Net unrealized appreciation	$519,539

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at July 31, 2010	Value at July 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	14,345		514	13,831	$178,690	$(520)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	69,793		2,422	67,371	$1,317,780	$(4,596)	—
BlackRock Capital Appreciation Portfolio, Institutional Class	40,900	53,114		94,014	—	—	$1,378	$4,218
BlackRock Global Dynamic Equity Fund, Institutional Class	91,191	50,284		39,698	101,777	$1,112,420	$(27,070)	$13,476
BlackRock Global Emerging Markets Fund, Institutional Class	13,854	14,506		17,557	10,803	$194,244	$77,052	$1,561
BlackRock High Yield Bond Portfolio, BlackRock Class	—	29,855		976	28,879	$213,126	$1	$1,959
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	27,562	9,179		17,329	19,412	$211,587	$7,088	$3,606
BlackRock International Opportunities Portfolio, Institutional Class	10,145	7,054		8,541	8,658	$264,752	$(4,502)	$5,083
BlackRock Liquidity Funds, TempFund, Institutional Class	—	52,412	**	—	52,412	$52,412	—	$28
BlackRock Small Cap Core Equity Portfolio, Institutional Class	33,288	21,726		21,698	33,316	$483,741	$(13,142)	—
BlackRock Total Return Fund, BlackRock Class	235,811	221,166		102,661	354,316	$3,950,622	$(1,106)	$138,757
Master Basic Value LLC	1,019,262	323,336	**	—	1,342,598	$1,342,598	$27,289	$19,982
Master Large Cap Core Portfolio	904,103	267,008	**	—	1,171,111	$1,171,111	$92,703	$13,438

**	Represents net shares purchased.

BLACKROCK FUNDS II	JULY 31, 2010	3

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2015

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$7,979,374	$2,513,709	—	$10,493,083

4	BLACKROCK FUNDS II	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2020
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 63.3%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class(b)	20,402	$263,596
BlackRock Capital Appreciation Fund, BlackRock Class(b)	99,168	1,939,728
BlackRock Global Dynamic Equity Fund, Institutional Class	149,749	1,636,761
BlackRock Global Emerging Markets Fund, Institutional Class	15,955	286,862
BlackRock International Opportunities Portfolio, Institutional Class	12,724	389,089
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	48,959	710,886
Master Basic Value LLC	1,976,363	1,976,363
Master Large Cap Core Portfolio	1,716,540	1,716,540

		8,919,825

Fixed Income Funds — 36.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	33,825	249,625
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	22,660	246,998
BlackRock Total Return Fund, BlackRock Class	419,938	4,682,314

		5,178,937

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.23%(c)	1,274	1,274

Total Affiliated Investment Companies (Cost — $12,870,774*) — 100.1%		14,100,036
Liabilities in Excess of Other Assets — (0.1)%		(16,882)

Net Assets — 100.0%		$14,083,154

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$13,391,746

Gross unrealized appreciation	$1,229,262
Gross unrealized depreciation	(520,972)

Net unrealized appreciation	$708,290

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at July 31, 2010	Value at July 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	21,238		836	20,402	$263,596	$(680)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	102,931		3,763	99,168	$1,939,728	$(5,657)	—
BlackRock Capital Appreciation Portfolio, Institutional Class	65,298	80,869		146,167	—	—	$2,651	$6,557
BlackRock Global Dynamic Equity Fund, Institutional Class	142,230	72,890		65,371	149,749	$1,636,761	$(60,240)	$21,480
BlackRock Global Emerging Markets Fund, Institutional Class	20,953	21,049		26,047	15,955	$286,862	$114,586	$2,487
BlackRock High Yield Bond Portfolio, BlackRock Class	—	35,103		1,278	33,825	$249,625	$47	$2,325
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	34,188	11,088		22,616	22,660	$246,998	$9,036	$4,258
BlackRock International Opportunities Portfolio, Institutional Class	15,903	7,334		10,513	12,724	$389,089	$(4,946)	$8,134
BlackRock Liquidity Funds, TempFund, Institutional Class	—	1,274	**	—	1,274	$1,274	—	$16
BlackRock Small Cap Core Equity Portfolio, Institutional Class	52,905	32,427		36,373	48,959	$710,886	$(37,428)	—
BlackRock Total Return Fund, BlackRock Class	290,367	280,550		150,979	419,938	$4,682,314	$(6,452)	$163,288
Master Basic Value LLC	1,616,358	360,005	**	—	1,976,363	$1,976,363	$39,088	$29,952
Master Large Cap Core Portfolio	1,433,474	283,066	**	—	1,716,540	$1,716,540	$136,631	$19,988

**	Represents net shares purchased.

BLACKROCK FUNDS II	JULY 31, 2010	5

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2020

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$10,407,133	$3,692,903	—	$14,100,036

6	BLACKROCK FUNDS II	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2025
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 71.2%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class(b)	16,624	$214,786
BlackRock Capital Appreciation Fund, BlackRock Class(b)	80,918	1,582,754
BlackRock Global Dynamic Equity Fund, Institutional Class	122,288	1,336,602
BlackRock Global Emerging Markets Fund, Institutional Class	12,994	233,640
BlackRock International Opportunities Portfolio, Institutional Class	10,400	318,045
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	39,977	580,471
Master Basic Value LLC	1,612,921	1,612,921
Master Large Cap Core Portfolio	1,401,733	1,401,733

		7,280,952

Fixed Income Funds — 29.6%
BlackRock High Yield Bond Portfolio, BlackRock Class	19,641	144,948
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	13,200	143,878
BlackRock Total Return Fund, BlackRock Class	246,140	2,744,457

		3,033,283

Total Affiliated Investment Companies (Cost — $9,390,846*) — 100.8%		10,314,235
Liabilities in Excess of Other Assets — (0.8)%		(79,110)

Net Assets — 100.0%		$10,235,125

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,833,830

Gross unrealized appreciation	$923,389
Gross unrealized depreciation	(442,984)

Net unrealized appreciation	$480,405

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at July 31, 2010	Value at July 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	17,228		604	16,624	$214,786	$(571)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	83,366		2,448	80,918	$1,582,754	$(4,753)	—
BlackRock Capital Appreciation Portfolio, Institutional Class	48,302	70,325		118,627	—	—	$(859)	$5,001
BlackRock Global Dynamic Equity Fund, Institutional Class	104,262	66,265		48,239	122,288	$1,336,602	$(13,978)	$16,056
BlackRock Global Emerging Markets Fund, Institutional Class	15,465	18,241		20,712	12,994	$233,640	$93,385	$1,858
BlackRock High Yield Bond Portfolio, BlackRock Class	—	20,300		659	19,641	$144,948	$(13)	$1,309
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	17,852	7,552		12,204	13,200	$143,878	$4,550	$2,500
BlackRock International Opportunities Portfolio, Institutional Class	11,254	9,838		10,692	10,400	$318,045	$(10,030)	$5,946
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—		—	—	—	—	$35
BlackRock Small Cap Core Equity Portfolio, Institutional Class	39,449	28,684		28,156	39,977	$580,471	$(6,041)	—
BlackRock Total Return Fund, BlackRock Class	148,452	185,001		87,313	246,140	$2,744,457	$5,013	$94,758
Master Basic Value LLC	1,205,853	407,068	**	—	1,612,921	$1,612,921	$34,316	$24,473
Master Large Cap Core Portfolio	1,068,121	333,612	**	—	1,401,733	$1,401,733	$113,500	$16,562

**	Represents net shares purchased.

BLACKROCK FUNDS II	JULY 31, 2010	7

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2025

(b)	Non-income producing security.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$7,299,581	$3,014,654	—	$10,314,235

8	BLACKROCK FUNDS II	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2030
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 80.6%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class(b)	24,296	$313,909
BlackRock Capital Appreciation Fund, BlackRock Class(b)	116,647	2,281,616
BlackRock Global Dynamic Equity Fund, Institutional Class	175,611	1,919,425
BlackRock Global Emerging Markets Fund, Institutional Class	18,953	340,781
BlackRock International Opportunities Portfolio, Institutional Class	14,800	452,569
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	57,370	833,012
Master Basic Value LLC	2,323,196	2,323,196
Master Large Cap Core Portfolio	1,978,810	1,978,810

		10,443,318

Fixed Income Funds — 19.5%
BlackRock High Yield Bond Portfolio, BlackRock Class	15,581	114,988
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,308	112,360
BlackRock Total Return Fund, BlackRock Class	206,795	2,305,760

		2,533,108

Total Affiliated Investment Companies (Cost — $11,845,897*) — 100.1%		12,976,426
Liabilities in Excess of Other Assets — (0.1)%		(17,854)

Net Assets — 100.0%		$12,958,572

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$12,187,874

Gross unrealized appreciation	$1,130,529
Gross unrealized depreciation	(341,977)

Net unrealized appreciation	$788,552

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at July 31, 2010	Value at July 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	24,887		591	24,296	$313,909	$(448)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	119,431		2,784	116,647	$2,281,616	$(2,970)	—
BlackRock Capital Appreciation Portfolio, Institutional Class	76,375	80,907		157,282	—	—	$(6,122)	$7,551
BlackRock Global Dynamic Equity Fund, Institutional Class	162,443	71,081		57,913	175,611	$1,919,425	$(65,174)	$23,065
BlackRock Global Emerging Markets Fund, Institutional Class	24,593	22,630		28,270	18,953	$340,781	$131,402	$2,667
BlackRock High Yield Bond Portfolio, BlackRock Class	—	15,936		355	15,581	$114,988	$15	$1,048
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	14,853	5,291		9,836	10,308	$112,360	$2,961	$1,954
BlackRock International Opportunities Portfolio, Institutional Class	16,765	11,587		13,552	14,800	$452,569	$(12,571)	$8,715
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—		—	—	—	—	$9
BlackRock Small Cap Core Equity Portfolio, Institutional Class	61,965	32,355		36,950	57,370	$833,012	$(38,475)	—
BlackRock Total Return Fund, BlackRock Class	115,368	159,541		68,114	206,795	$2,305,760	$7,466	$73,292
Master Basic Value LLC	1,899,935	423,261	**	—	2,323,196	$2,323,196	$47,662	$34,649
Master Large Cap Core Portfolio	1,688,949	289,861	**	—	1,978,810	$1,978,810	$161,135	$23,403

**	Represents net shares purchased.

BLACKROCK FUNDS II	JULY 31, 2010	9

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2030

(b)	Non-income producing security.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$8,674,420	$4,302,006	—	$12,976,426

10	BLACKROCK FUNDS II	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2035
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 93.4%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class(b)	14,503	$187,377
BlackRock Capital Appreciation Fund, BlackRock Class(b)	69,628	1,361,919
BlackRock Global Dynamic Equity Fund, Institutional Class	104,852	1,146,030
BlackRock Global Emerging Markets Fund, Institutional Class	11,317	203,473
BlackRock International Opportunities Portfolio, Institutional Class	8,838	270,253
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	34,238	497,138
Master Basic Value LLC	1,384,866	1,384,866
Master Large Cap Core Portfolio	1,151,851	1,151,851

		6,202,907

Fixed Income Funds — 6.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	1,906	14,068
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1,264	13,782
BlackRock Total Return Fund, BlackRock Class	38,063	424,399

		452,249

Short-Term Securities — 1.0%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.23%(c)	67,155	67,155

Total Affiliated Investment Companies (Cost — $6,355,113*) — 101.2%		6,722,311
Liabilities in Excess of Other Assets — (1.2)%		(81,598)

Net Assets — 100.0%		$6,640,713

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,519,114

Gross unrealized appreciation	$367,198
Gross unrealized depreciation	(164,001)

Net unrealized appreciation	$203,197

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at July 31, 2010	Value at July 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	15,050		547	14,503	$187,377	$(474)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	71,759		2,131	69,628	$1,361,919	$(4,645)	—
BlackRock Capital Appreciation Portfolio, Institutional Class	37,019	64,349		101,368	—	—	$1,332	$3,843
BlackRock Global Dynamic Equity Fund, Institutional Class	78,031	70,082		43,261	104,852	$1,146,030	$(30,455)	$12,523
BlackRock Global Emerging Markets Fund, Institutional Class	11,955	15,836		16,474	11,317	$203,473	$57,435	$1,452
BlackRock High Yield Bond Portfolio, BlackRock Class	—	1,973		67	1,906	$14,068	$1	$127
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	2,654	1,155		2,545	1,264	$13,782	$658	$317
BlackRock International Opportunities Portfolio, Institutional Class	7,723	10,909		9,794	8,838	$270,253	$(13,883)	$3,985
BlackRock Liquidity Funds, TempFund, Institutional Class	—	67,155	**	—	67,155	$67,155	—	$6
BlackRock Small Cap Core Equity Portfolio, Institutional Class	30,220	27,850		23,832	34,238	$497,138	$(23,811)	—
BlackRock Total Return Fund, BlackRock Class	16,133	59,180		37,250	38,063	$424,399	$10,541	$10,905
Master Basic Value LLC	928,688	456,178	**	—	1,384,866	$1,384,866	$28,346	$19,763
Master Large Cap Core Portfolio	823,237	328,614	**	—	1,151,851	$1,151,851	$90,565	$13,355

**	Represents net shares purchased.

BLACKROCK FUNDS II	JULY 31, 2010	11

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2035

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$4,185,594	$2,536,717	—	$6,722,311

12	BLACKROCK FUNDS II	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2040
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 93.3%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class(b)	15,778	$203,854
BlackRock Capital Appreciation Fund, BlackRock Class(b)	76,004	1,486,640
BlackRock Global Dynamic Equity Fund, Institutional Class	114,528	1,251,793
BlackRock Global Emerging Markets Fund, Institutional Class	12,312	221,379
BlackRock International Opportunities Portfolio, Institutional Class	9,676	295,881
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	37,427	543,447
Master Basic Value LLC	1,514,041	1,514,041
Master Large Cap Core Portfolio	1,253,985	1,253,985

		6,771,020

Fixed Income Funds — 6.7%
BlackRock High Yield Bond Portfolio, BlackRock Class	2,073	15,300
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1,382	15,069
BlackRock Total Return Fund, BlackRock Class	41,066	457,887

		488,256

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.23%(c)	2,095	2,095

Total Affiliated Investment Companies (Cost — $6,737,078*) — 100.0%		7,261,371
Liabilities in Excess of Other Assets — (0.0)%		(468)

Net Assets — 100.0%		$7,260,903

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,908,598

Gross unrealized appreciation	$524,293
Gross unrealized depreciation	(171,520)

Net unrealized appreciation	$352,773

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at July 31, 2010	Value at July 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	15,890		112	15,778	$203,854	$(116)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	76,520		516	76,004	$1,486,640	$(1,103)	—
BlackRock Capital Appreciation Portfolio, Institutional Class	47,165	66,229		113,394	—	—	$4,852	$4,877
BlackRock Global Dynamic Equity Fund, Institutional Class	99,345	65,001		49,818	114,528	$1,251,793	$(25,117)	$15,131
BlackRock Global Emerging Markets Fund, Institutional Class	15,296	15,708		18,692	12,312	$221,379	$69,430	$1,751
BlackRock High Yield Bond Portfolio, BlackRock Class	—	2,086		13	2,073	$15,300	—	$138
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	3,386	1,062		3,066	1,382	$15,069	$961	$357
BlackRock International Opportunities Portfolio, Institutional Class	9,784	10,859		10,967	9,676	$295,881	$(10,357)	$5,647
BlackRock Liquidity Funds, TempFund, Institutional Class	—	2,095	**	—	2,095	$2,095	—	$9
BlackRock Small Cap Core Equity Portfolio, Institutional Class	38,415	26,516		27,504	37,427	$543,447	$(17,259)	—
BlackRock Total Return Fund, BlackRock Class	20,492	60,790		40,216	41,066	$457,887	$13,706	$12,602
Master Basic Value LLC	1,178,793	335,248	**	—	1,514,041	$1,514,041	$31,056	$22,557
Master Large Cap Core Portfolio	1,049,074	204,911	**	—	1,253,985	$1,253,985	$104,883	$15,226

**	Represents net shares purchased.

BLACKROCK FUNDS II	JULY 31, 2010	13

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2040

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$4,493,345	$2,768,026	—	$7,261,371

14	BLACKROCK FUNDS II	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2045
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 93.4%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class(b)	5,782	$74,697
BlackRock Capital Appreciation Fund, BlackRock Class(b)	28,144	550,499
BlackRock Global Dynamic Equity Fund, Institutional Class	42,515	464,687
BlackRock Global Emerging Markets Fund, Institutional Class	4,520	81,278
BlackRock International Opportunities Portfolio, Institutional Class	3,615	110,561
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	13,900	201,824
Master Basic Value LLC	560,909	560,909
Master Large Cap Core Portfolio	464,083	464,083

		2,508,538

Fixed Income Funds — 6.2%
BlackRock High Yield Bond Portfolio, BlackRock Class	762	5,621
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	516	5,620
BlackRock Total Return Fund, BlackRock Class	13,854	154,476

		165,717

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.23%(c)	8,698	8,698

Total Affiliated Investment Companies (Cost — $2,516,472*) — 99.9%		2,682,953
Other Assets Less Liabilities — 0.1%		3,481

Net Assets — 100.0%		$2,686,434

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,610,838

Gross unrealized appreciation	$166,481
Gross unrealized depreciation	(94,366)

Net unrealized appreciation	$72,115

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at July 31, 2010	Value at July 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	6,092		310	5,782	$74,697	$(284)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	29,589		1,445	28,144	$550,499	$(2,663)	—
BlackRock Capital Appreciation Portfolio, Institutional Class	14,175	30,258		44,433	—	—	$(834)	$1,673
BlackRock Global Dynamic Equity Fund, Institutional Class	29,545	34,680		21,710	42,515	$464,687	$(11,659)	$5,068
BlackRock Global Emerging Markets Fund, Institutional Class	4,594	6,841		6,915	4,520	$81,278	$24,815	$586
BlackRock High Yield Bond Portfolio, BlackRock Class	—	799		37	762	$5,621	$1	$52
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	992	576		1,052	516	$5,620	$289	$133
BlackRock International Opportunities Portfolio, Institutional Class	2,918	5,219		4,522	3,615	$110,561	$(7,512)	$1,905
BlackRock Liquidity Funds, TempFund, Institutional Class	—	8,698	**	—	8,698	$8,698	—	$7
BlackRock Small Cap Core Equity Portfolio, Institutional Class	11,548	13,429		11,077	13,900	$201,824	$(6,318)	—
BlackRock Total Return Fund, BlackRock Class	6,056	25,399		17,601	13,854	$154,476	$6,004	$4,470
Master Basic Value LLC	352,604	208,305	**	—	560,909	$560,909	$11,873	$8,257
Master Large Cap Core Portfolio	312,141	151,942	**	—	464,083	$464,083	$38,118	$5,608

**	Represents net shares purchased.

BLACKROCK FUNDS II	JULY 31, 2010	15

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2045

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$1,657,961	$1,024,992	—	$2,682,953

16	BLACKROCK FUNDS II	JULY 31, 2010

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Prepared Portfolio 2050
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds — 93.5%
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class(b)	5,078	$65,607
BlackRock Capital Appreciation Fund, BlackRock Class(b)	24,266	474,651
BlackRock Global Dynamic Equity Fund, Institutional Class	36,546	399,443
BlackRock Global Emerging Markets Fund, Institutional Class	3,969	71,357
BlackRock International Opportunities Portfolio, Institutional Class	3,073	93,964
BlackRock Small Cap Core Equity Portfolio, Institutional Class(b)	11,914	172,994
Master Basic Value LLC	483,612	483,612
Master Large Cap Core Portfolio	399,515	399,515

		2,161,143

Fixed Income Funds — 6.1%
BlackRock High Yield Bond Portfolio, BlackRock Class	669	4,934
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	440	4,799
BlackRock Total Return Fund, BlackRock Class	11,721	130,694

		140,427

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.23%(c)	4,366	4,366

Total Affiliated Investment Companies (Cost — $2,151,960*) — 99.8%		2,305,936
Other Assets Less Liabilities — 0.2%		5,283

Net Assets — 100.0%		$2,311,219

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,155,879

Gross unrealized appreciation	$153,976
Gross unrealized depreciation	(3,919)

Net unrealized appreciation	$150,057

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2009	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at July 31, 2010	Value at July 31, 2010	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	—	5,210		132	5,078	$65,607	$(133)	—
BlackRock Capital Appreciation Fund, BlackRock Class	—	24,881		615	24,266	$474,651	$(1,229)	—
BlackRock Capital Appreciation Portfolio, Institutional Class	15,083	19,206		34,289	—	—	$(1,311)	$1,539
BlackRock Global Dynamic Equity Fund, Institutional Class	31,835	17,782		13,071	36,546	$399,443	$(5,863)	$4,522
BlackRock Global Emerging Markets Fund, Institutional Class	4,833	4,820		5,684	3,969	$71,357	$23,676	$522
BlackRock High Yield Bond Portfolio, BlackRock Class	—	685		16	669	$4,934	—	$45
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1,090	277		927	440	$4,799	$338	$116
BlackRock International Opportunities Portfolio, Institutional Class	3,166	3,076		3,169	3,073	$93,964	$(3,551)	$1,720
BlackRock Liquidity Funds, TempFund, Institutional Class	—	4,366	**	—	4,366	$4,366	—	$8
BlackRock Small Cap Core Equity Portfolio, Institutional Class	12,257	7,592		7,935	11,914	$172,994	$(2,939)	—
BlackRock Total Return Fund, BlackRock Class	6,579	18,636		13,494	11,721	$130,694	$6,380	$3,868
Master Basic Value LLC	377,190	106,422	**	—	483,612	$483,612	$10,144	$7,265
Master Large Cap Core Portfolio	336,394	63,121	**	—	399,515	$399,515	$33,798	$4,919

**	Represents net shares purchased.

BLACKROCK FUNDS II	JULY 31, 2010	17

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2050

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$1,422,809	$883,127	—	$2,305,936

18	BLACKROCK FUNDS II	JULY 31, 2010

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds II

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: September 27, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: September 27, 2010